STATEMENT OF CASH FLOWS - USD ($)	3 Months Ended		6 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Cash Flows from Operating Activities:
Net income (loss)	$ (112,192)	$ (370,575)	$ (110,338)	$ 2,319,152
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Unrealized (loss) gain on investments held in trust account	2,020,214	(15,825)	5,056	(2,020,214)
Interest and dividend income on investments held in trust account	(3,867,140)	(22,776)		(1,903,452)
Changes in operating assets and liabilities:
Prepaid expenses	(6,523)	52,440	(654,912)	348,450
Accounts payable	1,447,719	39,899	43,873	408,987
Accrued expenses	(11,458)	2,982	19,332	14,440
Net cash used in operating activities	(609,380)	(313,855)	(696,989)	(832,637)
Cash Flow from Investing Activities:
Cash deposited into trust account			(253,000,000)
Net cash used in investing activities			(253,000,000)
Cash Flows from Financing Activities:
Proceeds from promissory note - related party			237,784
Repayment of promissory note - related party			(237,784)
Proceeds from initial public offering, net of underwriting discount paid			247,940,000
Proceeds from sale of private placement units			8,000,000
Proceeds from issuance of Class B ordinary shares to Sponsor			25,000
Payment of offering costs		(89,231)	(530,500)	(89,231)
Net cash used in provided by financing activities		(89,231)	255,434,500	(89,231)
Net Change in Cash	(609,380)	(403,086)	1,737,511	(921,868)
Cash - Beginning of period	815,643	1,737,511	0	1,737,511
Cash - End of period	$ 206,263	$ 1,334,425	1,737,511	$ 815,643
Supplemental disclosure of noncash investing and financing activities:
Deferred underwriting fee payable			8,855,000
Offering costs included in accrued offering costs			$ 89,231